Segment Information - Schedule of Summarized Segment Information (Details) - USD ($) $ in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment Reporting Information [Line Items]
Operating revenues		$ 1,355		$ 1,276		$ 2,562	$ 2,418
Operation and maintenance	[1]	481		480		974	948
Other segment items	[2]	65		70		132	136
Depreciation and amortization		240		221		477	437
Interest expense		167		151		330	295
Interest income		(3)		(22)		(15)	(44)
Provision for income taxes		90		87		153	152
Net income attributable to common shareholders		315	$ 196	289	$ 205	511	494
Total assets		36,453		33,913		36,453	33,913	$ 35,442
Cash paid for capital expenditures		860		733		1,519	1,281
Operating Segments | Regulated Businesses
Segment Reporting Information [Line Items]
Operating revenues		1,268		1,178		2,379	2,227
Operation and maintenance	[1]	409		406		826	801
Other segment items	[2]	70		68		136	135
Depreciation and amortization		238		217		472	430
Interest expense		127		116		253	230
Interest income		(3)		(1)		(4)	(2)
Provision for income taxes		96		84		157	144
Net income attributable to common shareholders		331		288		539	489
Total assets		34,203		31,005		34,203	31,005
Cash paid for capital expenditures		852		733		1,509	1,278
Other
Segment Reporting Information [Line Items]
Operating revenues		87		98		183	191
Operation and maintenance	[1]	72		74		148	147
Other segment items	[2]	(5)		2		(4)	1
Depreciation and amortization		2		4		5	7
Interest expense		40		35		77	65
Interest income		0		(21)		(11)	(42)
Provision for income taxes		(6)		3		(4)	8
Net income attributable to common shareholders		(16)		1		(28)	5
Total assets		2,250		2,908		2,250	2,908
Cash paid for capital expenditures		$ 8		$ 0		$ 10	$ 3

[1]	Significant segment expense.
[2]	Other segment items included in segment net income includes General taxes, Non-operating benefit costs, net, and Other income (expense), net, primarily Allowance for other funds used during construction.